QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)	12 Months Ended
Dec. 31, 2019
Quarterly Financial Information Disclosure [Abstract]
QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)
25.	QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

The following summarizes certain quarterly results of operations data:

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(in thousands, except per unit data)
Year Ended December 31, 2019
Revenues	$71,469	$78,495	$73,151	$66,407
Gross loss(1)	(9,363)	(6,759)	(6,441)	(11,210)
Net loss(2)	(22,534)	(34,398)	(42,652)	(52,358)
Net loss per common share (basic and diluted)(2)	$(0.59)	$(0.87)	$(1.10)	$(1.23)
Year Ended December 31, 2018
Revenues	$77,945	$81,571	$73,185	$83,425
Gross loss(1)	(8,026)	(8,738)	(10,016)	(5,610)
Net loss(2)	(17,923)	(17,017)	(17,225)	(20,534)
General partner’s interest in net income (loss) for the period	(187)	(177)	(179)	(214)
Limited partners’ interest in net loss for the period	(17,736)	(16,840)	(17,046)	(20,320)
Net loss per common limited partner unit (basic and diluted)(2)	$(0.47)	$(0.44)	$(0.45)	$(0.54)

(1)	Gross profit (loss) is computed based upon total revenues less total costs and expenses per the consolidated statements of operations for each quarter.
(2)

Net loss per common share for the year ended December 31, 2019 and net loss per common limited partners unit for the year ended December 31, 2018 were computed independently for each quarter and the full year based upon respective weighted-average outstanding common shares or common limited partners unit. Therefore, the sum of the quarterly per common share or per common limited partners unit amounts for the year ended December 31, 2019 and 2018, respectively, may not equal the annual per share amounts.